INVENTORIES, NET	12 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Raw materials	$65,099	$95,323
Work in process	1,247,634	1,049,001
Finished goods	2,475,971	2,356,973
	3,788,704	3,501,297
Less: inventory allowance	(1,068,914)	(381,470)
Inventory, net	$2,719,790	$3,119,827

Inventory includes raw materials, work in progress and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

Inventory allowance movement is as follows:

	As of	As of
	June 30, 2025	June 30, 2024

Beginning balance	$381,470	$381,765
Provision	681,884	-
Foreign currency translation adjustments	5,560	(295)
Ending balance	$1,068,914	$381,470

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)